Acquisitions & Divestitures - Divestitures (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 entity
Divestitures
Number of divestitures | entity					0
Select Standalone Cloud and Cognitive Software Products
Divestitures
Consideration	$ 1,775
Contingent consideration included in total	150
Cash consideration received	$ 812	$ 812
Contingent consideration received			$ 90
Cash payments by IBM for deferred revenue earned and received post divestiture			288	$ 174
Pre-tax gain on sale of business			669
Period after closing to receive outstanding contingent consideration	27 months
Select Marketing Platform and Commerce Offerings
Divestitures
Pre-tax gain on sale of business			$ 82
Select Marketing Platform and Commerce Offerings | U.S.
Divestitures
Contingent consideration received	$ 240
Remaining consideration to be received	$ 150
Period after closing for receipt of remaining consideration	36 months
Sales Performance Management Offerings
Divestitures
Cash consideration received				230
Pre-tax gain on sale of business				$ 136
Select Global Financing, Global Business Services and Other-divested
Divestitures
Number of divestitures | entity				3